Note 13 - Reportable Business Segments (Tables)	6 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
	Consumer division	Commercial division	Corporate and shared services division	Consolidated
Sales	$593,608	$363,235	$-	$956,843
Gross margin	125,246	48,093	-	173,339
Administrative expenses	23,254	11,659	23,595	58,508
Selling and marketing expenses	36,516	20,233	-	56,749
Depreciation of property, plant and equipment	904	56	-	960
Amortization of intangible assets	4,624	371	-	4,995
Other operating expenses	22,955	2,923	-	25,878
Operating profit (loss) for the period	$36,993	$12,851	$(23,595)	$26,249
Finance costs				(20,123)
Change in fair value of derivative instruments and other				(23,932)
Other income				2,768
Provision for income taxes				(6,412)
Loss for the period				$(21,450)
Capital expenditures	$10,381	$1,187	$-	$11,568
	Consumer division	Commercial division	Corporate and shared services division	Consolidated

Sales	$504,705	$347,222	$-	$851,927
Gross margin	107,387	35,276	-	142,663
Administrative expenses	18,073	10,446	18,287	46,806
Selling and marketing expenses	40,643	17,934	-	58,577
Depreciation of property, plant and equipment	909	76	-	985
Amortization of intangible assets	3,852	479	-	4,331
Other operating expenses (recovery)	16,033	(554)	-	15,479
Operating profit (loss) for the period	$27,877	$6,895	$(18,287)	$16,485
Finance costs				(12,521)
Change in fair value of derivative instruments and other				(70,923)
Other income				203
Recovery of income taxes				1,833
Loss for the period				$(64,923)
Capital expenditures	$5,015	$2,470	$-	$7,485
	Consumer division	Commercial division	Corporate and shared services division	Consolidated

Sales	$1,135,786	$697,514	$-	$1,833,300
Gross margin	244,011	82,860	-	326,871
Depreciation of property, plant and equipment	1,757	101	-	1,858
Amortization of intangible assets	8,627	713	-	9,340
Administrative expenses	43,400	21,171	49,619	114,190
Selling and marketing expenses	70,204	37,088	-	107,292
Other operating expenses	43,365	5,088	-	48,453
Operating profit (loss) for the period	$76,658	$18,699	$(49,619)	$45,738
Finance costs				(36,463)
Change in fair value of derivative instruments and other				(60,488)
Other income				2,713
Provision for income taxes				(14,373)
Loss for the period				$(62,873)
Capital expenditures	$19,563	$1,859	$-	$21,422

As at September 30, 2018
Total goodwill	$148,462	$154,522	$-	$302,984
Total assets	$1,261,372	$408,608	$-	$1,669,980
Total liabilities	$1,250,519	$283,158	$-	$1,533,677
	Consumer division	Commercial division	Corporate and shared services division	Consolidated

Sales	$991,471	$708,162	$-	$1,699,633
Gross margin	222,892	77,334	-	300,226
Depreciation of property, plant and equipment	1,823	159	-	1,982
Amortization of intangible assets	6,808	983	-	7,791
Administrative expenses	33,316	18,411	43,710	95,437
Selling and marketing expenses	79,632	37,021	-	116,653
Other operating expenses	43,896	2,102	-	45,998
Operating profit (loss) for the period	$57,417	$18,658	$(43,710)	$32,365
Finance costs				(24,511)
Change in fair value of derivative instruments and other				39,694
Other income				1,802
Provision for income taxes				(4,964)
Profit for the period				$44,386
Capital expenditures	$10,372	$5,109	$-	$15,481

As at September 30, 2017
Total goodwill	$143,184	$148,441	$-	$291,625
Total assets	$848,423	$428,386	$-	$1,276,809
Total liabilities	$1,336,073	$209,090	$-	$1,545,163

Disclosure of geographical areas [text block]
	Three months ended Sept. 30, 2018	Three months ended Sept. 30, 2017	Six months ended Sept. 30, 2018	Six months ended Sept. 30, 2017
Canada	$83,440	$77,312	$172,668	$160,691
United States	720,868	637,793	1,334,157	1,272,305
International	152,535	136,822	326,475	266,637
Total	$956,843	$851,927	$1,833,300	$1,699,633
	As at Sept. 30, 2018	As at March 31, 2018
Canada	$207,706	$201,985
United States	212,237	207,147
International	13,838	11,687
Total	$433,781	$420,819